Stock-based Compensation - Schedule of Incentive Plan Activity (Details) - 2011 HGI Plan, as amended [Member] shares in Millions	Sep. 30, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized, Additional Amount	7
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	17